UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     -----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2007
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                     Page 1
PC&J PERFORMANCE
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2007, and Report of
Independent Registered Public Accounting Firm

------




PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited



INTRODUCTION

The PC&J Performance Fund (the "Fund") is a registered investment company under the Investment Company Act of 1940. The enclosed 2007 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

Stock mutual funds made 2007 the fifth year in a row for gains, but it often didn't feel like the market was advancing. The year was marked by volatility as investors worried about the effects of the subprime mortgage lending crisis, soaring commodity prices, and a falling U.S. dollar.

Still, the market moved higher as U.S. diversified stock funds, according to Lipper Inc., turned in a total return of 6.85% for the year compared to the S&P 500's return of 5.49%. For the first time in seven years, growth trumped value in all size groups. Mid-cap growth beat all other categories, with the Russell Index averaging 10.5% for the year. Small-cap value, the darling of the previous six years, was the worst performer with a Russell Index return of -11.5%.

The Performance Fund ended the year with an 18.50% return. Our continued concentration in growth stocks, which we believed to be the most undervalued portion of the stock market, was the primary reason why the Fund outperformed the S&P 500 in 2007. The market finally realized the value in stocks such as Apple, Cisco, Microsoft, Google, Devry and Priceline. Each of these stocks produced double digit returns last year.



AVERAGE ANNUAL TOTAL RETURNS
                              1 Year   5 Years   10 Years

Performance Fund               18.50%    11.87%      4.04%

S&P 500 Index                   5.49%    12.80       5.89%

For an investing environment wracked by apparent problems, the U.S. stock market was still only a few percent off its all-time high. Investors looked across the valley and saw the U.S. economy was still growing, exports were booming, and consumers were still spending. Job growth remained positive, which provided for strong personal income growth. Investors realized that despite all the problems, the world was not coming to an end. They also took some comfort from the Federal Reserve finally lowering interest rates after a seemingly relentless increase the last few years.

We continue to invest the Fund's portfolio in growth- oriented stocks, emphasizing companies with exposure to faster growing countries in the global economy such as Brazil, Russia, India and China, otherwise known as the BRIC countries. This strategy has led to an overweighting of stocks in the Information Technology and Industrials sectors. Over 60% of the Fund's portfolio is comprised of growth stocks, with an additional 24% being a blend of growth and value. Only 14% of the Fund is invested in what would be classified as value stocks. The portfolio has retained its bias toward large-cap stocks as these names are better able to withstand the financial turmoil now evident in the mortgage market.

As we enter the new year, most of 2007's problems are still with us. Investors have become the most pessimistic toward stocks since the fourth quarter of 1990, which marked the peak of the 1990-1991 recession. The S&P 500 rose 65% over the next three years after this peak in bearishness. No one can promise similar returns this time around, but such gains are not uncommon as interest rates decline and investors regain confidence in an expanding global economy.

                                                         PERFORMANCE     S&P 500
                                                               GROWTH     GROWTH

                                                      1997     10,000     10,000
                                                      1998     13,177     12,860
                                                      1999     15,421     15,561
                                                      2000     13,447     14,145
                                                      2001     11,062     12,461
                                                      2002      8,481      9,705
                                                      2003     10,432     12,475
                                                      2004     11,193     13,832
                                                      2005     11,559     14,511
                                                      2006     12,540     16,804
                                                      2007     14,860     17,726

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE NFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007




                                      PERCENT
                                       OF NET                             MARKET
SECURITY                               ASSETS       NUMBER OF SHARES      VALUE
----------------------------------    --------      ----------------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                   8.2%
 Devry Inc.                                                    9,000    $  467,640
 Gamestop Corp. 1                                              5,000       310,550
 LKQ Corp. 1                                                  16,000       336,320
 McDonalds Corp.                                               7,000       412,370
 Priceline.com Inc. 1                                          5,000       574,300
 Walt Disney Company                                           4,000       129,120

                                                                         2,230,300


Consumer staples:                         6.2
 Altria Group Inc.                                             6,000       453,480
 Coca Cola Co.                                                 4,000       245,480
 Colgate Palmolive Co.                                         4,000       311,840
 Pepsico Inc.                                                  4,000       303,600
 Procter & Gamble Co.                                          5,000       367,100

                                                                         1,681,500


Energy:                                  10.3
 Core Laboratories NV 1                                        2,200       274,384
 Exxon Mobil Corp.                                             5,000       468,450
 McDermott International Inc. 1                                3,800       224,314
 Oil Service Holders Trust 2                                   4,000       756,080
 SPDR Energy Select Sector 2                                  10,000       793,500
 Schlumberger Ltd.                                             3,000       295,110

                                                                         2,811,838


Financial services:                      12.5
 Aflac Inc. Com.                                               4,000       250,520
 American Express Co.                                          7,100       369,342
 American International Group Inc.                             4,534       264,332
 Annaly Capital Management Inc.                               19,000       345,420
 Aon Corp.                                                     6,000       286,140
 Capstead Mortgage Corp.                                       9,000       118,710
 Charles Schwab Corp.                                          8,000       204,400
 Citigroup Inc.                                                7,000       206,080
 Franklin Resources Inc.                                       2,000       228,860
 Janus Capital Group Inc.                                      7,000       229,950
 MFA Mortgage Investments Inc.                                31,000       286,750
 Metlife Inc.                                                  3,000       184,860
 NASDAQ Stock Market, Inc. 1                                   4,000       197,960
 Prudential Financial Inc.                                     2,500       232,600

                                                                         3,405,924



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2007



                                      PERCENT
                                       OF NET       NUMBER OF      MARKET
SECURITY                               ASSETS        SHARES        VALUE
----------------------------------    --------      ---------    ----------

Healthcare:                              11.1%
 Alcon Inc.                                             2,500    $  357,600
 Baxter International Inc.                              9,000       522,450
 Express Scripts Inc. 1                                 4,000       292,000
 Gilead Sciences Inc. 1                                 7,000       322,070
 Invitrogen Corp. 1                                     1,000        93,410
 Johnson & Johnson                                      4,000       266,800
 Kinetic Concepts Inc. 1                                1,500        80,340
 Lifecell Corp. 1                                       2,500       107,775
 Merck & Co. Inc.                                       5,000       290,550
 Onyx Pharmaceuticals Inc.                              1,500        83,430
 Schering Plough Corp.                                  9,000       239,760
 Stryker Corp.                                          5,000       373,600

                                                                  3,029,785


Industrials:                             14.5
 BE Aerospace Inc. 1                                    3,000       158,700
 Boeing Co.                                             2,000       174,920
 CNH Global NV                                          6,000       394,920
 Dynamic Materials Corp.                                5,000       294,500
 General Electric Co.                                  14,000       518,980
 Honeywell International Inc.                           5,000       307,850
 Jacobs Engineering Group Inc. 1                        6,000       573,660
 Manitowoc Co. Inc.                                     5,000       244,150
 Stericycle Inc. 1                                      3,000       178,200
 Textron Inc.                                           4,000       285,200
 United Technologies Corp.                              7,000       535,780
 Valmont Industries Inc.                                3,000       267,360

                                                                  3,934,220


Materials:                                4.0
 Monsanto Co.                                           3,000       335,070
 Potash Corp. of Saskatchewan Inc.                      3,800       547,048
 Southern Copper Corp.                                  2,000       210,260

                                                                  1,092,378


Technology:                              19.1
 Ansys Inc. 1                                           5,000       207,300
 Apple Inc.                                             5,000       990,400
 Cisco Systems Inc.                                     8,000       216,559
 Cypress Semiconductor Corp. 1                          8,000       288,240
 EMC Corp. 1                                           14,000       259,420
 EBay Inc. 1                                            7,000       232,330
 Flir Systems Inc. 1                                   12,000       375,600
 Google Inc. 1                                            700

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2007




                                           PERCENT
                                            OF NET       NUMBER OF      MARKET
SECURITY                                    ASSETS        SHARES         VALUE
---------------------------------------    --------      ---------    -----------

Technology (Continued):
 Hewlett Packard Co.                                        11,000    $   555,280
 International Business Machines Corp.                       2,800        302,680
 Microsoft Corp.                                            16,000        569,600
 NVIDIA Corp.                                                7,000        238,140
 Oracle Corp. 1                                             16,000        361,280
 Research In Motion Ltd. 1                                     900        102,060

                                                                        5,182,925

Telecommunications services:                   2.0%
 AT&T Inc.                                                   6,500        270,140
 Nokia Corp.                                                 7,000        268,730

                                                                          538,870

Utilities:                                     1.8
 SPDR Utilites Select Sector 2                               4,500        190,485
 Williams Companies Inc.                                     8,000        286,240

                                                                          476,725


Diversified Indexed Trusts:                    6.2
 iShares Tr. MSCI EAFE Index 2                               9,500        745,750
 iShares Tr. Russell 1000 Growth 2                           8,000        486,240
 iShares Tr. Russell Mid Cap Growth 2                        4,000        455,760

                                                                        1,687,750

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $17,649,729)                           95.9                     26,072,215


INVESTMENT COMPANIES                           3.8
 First American Treasury Oblig. Fund                     1,037,216      1,037,216


TOTAL INVESTMENT COMPANIES
 (Cost $1,037,216)                                                      1,037,216


TOTAL INVESTMENTS
 (Cost $18,686,945) 3                         99.7                     27,109,431


OTHER ASSETS AND LIABILITIES                   0.3                         90,656


NET ASSETS                                   100.0%                   $27,200,087



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2007

1  Non-income producing security.
2  Exchange Traded Funds, or baskets of stocks giving
 exposure to certain industry, style & country segments.
3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007




ASSETS:
Investments in securities, at market value
 (Cost basis - $18,686,945) (Notes A & D)                          $27,109,431

Receivables:
 Dividends and interest                                                 62,462
 Fund shares sold                                                        6,873
 Securities sold                                                       339,654

             Total receivables                                         408,989


Total assets                                                        27,518,420


LIABILITIES:

Payables:
             Accrued expenses (Note B)                                 (37,026)
 Securities purchased                                                 (281,307)

             Total payables                                           (318,333)


NET ASSETS                                                         $27,200,087



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                   1,221,839
 Net decrease (Note C)                                                (145,262)

 End of year                                                         1,076,577




NET ASSET VALUE, offering price and redemption price per share     $     25.27



NET ASSETS CONSIST OF:
 Paid in capital                                                   $18,754,308
 Net unrealized appreciation on investments                          8,422,486
 Undistributed net investment income                                         0
 Accumulated net realized gain on investments                           23,293

 Net Assets                                                        $27,200,087








See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007



INVESTMENT INCOME (Note A):
 Dividends                                                      $  399,459


EXPENSES (Note B):
 Investment advisory fee                                           273,422
 Management fee                                                    164,053

Total expenses                                                     437,475


NET INVESTMENT LOSS                                                (38,016)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                2,279,543
 Change in unrealized appreciation/depreciation of investments   2,336,434

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS          4,615,977


NET INCREASE IN NET ASSETS FROM OPERATIONS                      $4,577,961





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                             For The Years Ended December 31,
                                                            2007               2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)                                $   (38,016)      $   177,209
 Net realized gain on investments                               2,279,543        3,590,216
 Change in unrealized appreciation/depreciation
      of investments                                            2,336,434       (1,333,909)

Net increase in net assets from operations                      4,577,961         2,433,516


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                        (1,762)         (175,996)
 From net realized gain on investments                         (2,239,197)       (3,586,518)

Net decrease in assets from distributions to shareholders      (2,240,959)       (3,762,514)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                            (3,502,000)       (3,432,373)

Total decrease in net assets                                    (1,164,998)       (4,761,371)

NET ASSETS:
 Beginning of year                                               28,365,085        33,126,456


 End of year                                                    $27,200,087       $28,365,085




UNDISTRIBUTED NET INVESTMENT INCOME                             $         0       $     1,762




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this  principle  may,  for  example,  be  based  on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward as of December 31, 2007. See Note E for further disclosure regarding adoption of FASB Interpretation 48. The adoption has no material impact on the financial statements; furthermore, management anticipates no impact on future financial statements.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.
(4) New Accounting Pronouncements - In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value
Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 effective January 1, 2008. Initial

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007


analysis reveals no impact on the financial statements; however, additional disclosures may be required in the notes of the financial statements. The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $273,422 for the year ended December 31, 2007. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $4,000 for the year ended December 31, 2007.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $164,053 for the year ended December 31, 2007.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                     For the Year Ended      For the Year Ended
                                      December 31, 2007      December 31, 2006


                                     Shares                 Dollars                 Shares       Dollars
                                     -------------------    --------------------    ---------    ------------
     Subscriptions                               47,029     $         1,176,341       57,692     $ 1,366,806
     Reinvestment of distributions               87,915               2,240,958      159,663       3,762,514

                                                134,944               3,417,299      217,355       5,129,320
     Redemptions                               (280,206)             (6,919,299)    (355,991)     (8,561,693)

     Net increase (decrease)                   (145,262)    $        (3,502,000)    (138,636)     (3,432,373)

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2007


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2007, aggregated $20,949,677 and $26,980,621, respectively.
At December 31, 2007, gross unrealized appreciation on investments was $8,504,472 and gross unrealized depreciation on investments was $81,986 for a net unrealized appreciation of $8,422,486 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



For the Year Ended December 31, 2007


Ordinary Income                        Capital Gains                          Total Distribution
-------------------------------------  -------------------------------------  -------------------
$                             387,069  $                           1,853,890  $         2,240,959

For the Year Ended December 31, 2006


Ordinary Income                        Capital Gains   Total Distribution
-------------------------------------  --------------  ------------------
$                             176,897  $    3,585,618  $        3,762,514





Tax Basis of Distributable Earnings
As of December 31, 2007

Undistributed
 Ordinary                             Undistributed   Unrealized
 Income                               Capital Gains   Appreciation
------------------------------------  --------------  ------------
$                              4,776  $       18,517  $  8,422,486




The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 93.3%.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return, and is effective for the Fund's fiscal year beginning January 1, 2007. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS




Selected Data for Each Share of Capital             For The Years Ended December 31,
Stock Outstanding Throughout the Year      2007       2006        2005        2004        2003
                                                                                --------    --------    --------    --------
NET ASSET VALUE-BEGINNING OF YEAR         $ 23.22     $ 24.35     $ 24.89     $ 24.51     $ 19.95

Income from investment operations:
   Net investment income (loss)             (0.04)       0.16        0.04        0.07        0.03
   Net realized and unrealized
      gain (loss) on securities              4.35        1.86        0.78        1.72        4.56

TOTAL FROM INVESTMENT OPERATIONS            27.53        2.02        0.82        1.79        4.59

Less distributions:
   From net investment income               (0.00) 1    (0.16)      (0.04)      (0.07)      (0.03)
   From net realized gain
     on investments                         (2.26)      (2.99)      (1.32)      (1.34)       ----

TOTAL DISTRIBUTIONS                         (2.26)      (3.15)      (1.36)      (1.41)      (0.03)

NET ASSET VALUE-END OF YEAR                $ 25.27     $ 23.22     $ 24.35     $ 24.89     $ 24.51


TOTAL RETURN                                18.50%       8.49%       3.27%       7.30%      23.00%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.60%       1.60%       1.60%       1.52%       1.50%
   Net investment income (loss)            (0.14)%       0.59%       0.16%       0.28%       0.13%

Portfolio turnover rate                     78.54%     112.06%      73.99%      54.69%     134.24%

Net assets at end of year (000's)         $ 27,200     $28,365     $33,126     $38,842     $37,793



1  Less  than  ($.005)  per  share



See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Performance Fund:

We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 22, 2008

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2007 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees
================================================================================
and  investment  advisory  fees. This example is intended to help you understand
================================================================================
your  ongoing  costs  (in dollars) of investing in the Fund and to compare these
================================================================================
costs  with  the  ongoing  costs  of  investing  in  other  mutual  funds.
==========================================================================
The example is based on an investment of $1,000 invested at the beginning of the
================================================================================
period  (July  1,  2007)  and  held  for the six months ended December 31, 2007.
================================================================================
                                Actual Expenses
                                ===============
The  first  line  of  the  table below provides information about actual account
================================================================================
values  and  actual expenses. You may use the information in this line, together
================================================================================
with  the  amount  you invested, to estimate the expenses that you paid over the
================================================================================
period.  Simply  divide  your  account  value  by $1,000 (for example, an $8,600
================================================================================
account  value  divided by $1,000 = 8.6), then multiply the result by the number
================================================================================
in  the  first  line under the heading entitled "Expenses Paid During Period" to
================================================================================
estimate  the  expenses  you  paid  on  your  account  during  this  period.
============================================================================
                  Hypothetical Example for Comparison Purposes
                  ============================================
The  second  line  of  the  table  below provides information about hypothetical
================================================================================
account  values  and  hypothetical  expenses  based on the Fund's actual expense
================================================================================
ratio and an assumed rate of return of 5% per year before expenses, which is not
================================================================================
the  Fund's  actual return. The hypothetical account values and expenses may not
================================================================================
be  used  to estimate the actual ending account balance or expenses you paid for
================================================================================
the  period.  You  may  use  this  information  to  compare the ongoing costs of
================================================================================
investing  in  the  Fund and other funds. To do so, compare this 5% hypothetical
================================================================================
example with the 5% hypothetical examples that appear in the shareholder reports
================================================================================
of  the  other  funds.
======================





                                                      Ending Account
                          Beginning Account Value         Value          Expenses Paid
                                July 1, 2007        December 31, 2007   During Period*
                          ========================  ==================  ===============
Actual                    $               1,000.00  $         1,082.43  $          8.40
========================  ========================  ==================  ===============

Hypothetical (5% return
 before expenses)         $               1,000.00  $         1,017.14  $          8.13

*Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the Fund's fiscal year.

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2007 (Unaudited)


PORTFOLIO  CHARACTERISTICS




INDUSTRY SECTOR               % OF NET ASSETS
                              ----------------
Consumer discretionary                    8.2%
----------------------------  ----------------
Consumer staples                          6.2
Energy                                   10.3
Financial services                       12.5
Healthcare                               11.1
Industrials                              14.5
Materials                                 4.0
Technology                               19.1
Telecommunications services               2.0
Utilities                                 1.8
Diversified indexed trusts                6.2
Investment Companies                      3.8
Other assets and liabilities              0.3
Total                                   100.0%
                              ----------------

PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Retired from Neff Packaging Solutions Inc. (paper container
manufacturer).  Joined firm in 1959; from June 1980 to
June 2001, Chairman and CEO of Neff Packaging; from June
2001 to May 2005, Consultant to Neff Packaging.           None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J PERFORMANCE FUND

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and PC&J Service Corp. since 1998;

 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and PC&J Service Corp since
1982; Chief Investment Officer of the Adviser since 1982.
                                                           None
---------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.








ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2006          $ 15,000
     FY 2007          $ 16,750






(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2006          $ None                    $ None
     FY 2007          $ None                    $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

     Registrant                    Parker Carlson & Johnson
     ----------                    ------------------------

     FY 2006          $ 1,837                         $ None
     FY 2007          $ 1,917                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

     Registrant                    Parker Carlson & Johnson
     ----------                    ------------------------

     FY 2006          $ None                         $ None
     FY 2007          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                        Registrant              Parker Carlson & Johnson
                        ----------              ------------------------

Audit-Related Fees:     None                    None
Tax Fees:               None                    None
All Other Fees:         None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2006          $ 1,837                         $ None
     FY 2007          $ 1,917                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 25, 2008

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 25, 2008